Risks Arising from Financial Instruments - Summary of Allowance for Impairment (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		$ 66
Impairment losses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	$ (438)	$ (462)	$ (462)
Impairment losses	(28)		(56)
Derecognition	11		24
Currency translation and other	(35)		55
Ending balance	$ (489)		$ (438)